Prepaid Expenses and Other Current Assets, Net - Components of Prepaid Expenses and Other Current Assets, Net (Detail) - USD ($) $ in Thousands		May 31, 2019	May 31, 2018
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid rent		$ 52,794	$ 56,531
Advances to suppliers		45,665	43,913
Interest receivable		23,856	23,647
Receivable from exercise of options/NES		18,287	7,300
Staff advances	[1]	14,811	9,544
Receivable from third parties' platforms		9,831	5,967
Rental deposits		9,539	10,953
Prepaid advertising fees		4,564	6,917
Deposits of advertising and decoration		3,020	3,342
VAT recoverable		2,297	3,493
Prepaid property taxes and other taxes		455	212
Others	[2]	14,806	11,190
Prepaid expense and other assets current before allowance		199,925	183,009
Less: allowance for other receivables		(248)	(914)
Prepaid expenses and other current assets		$ 199,677	$ 182,095

[1]	Staff advances were provided to staff for traveling and related use and are expensed as incurred.
[2]	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.